Eaton Vance

Tax-Managed Equity Asset Allocation Fund

July 31, 2020 (Unaudited)

Eaton Vance Tax-Managed Equity Asset Allocation Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, currently pursues its investment objective by investing directly in securities and in interests in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At July 31, 2020, the Fund owned 0.8% of Tax-Managed Growth Portfolio’s outstanding interests, 49.5% of Tax-Managed International Equity Portfolio’s outstanding interests, 42.0% of Tax-Managed Multi-Cap Growth Portfolio’s outstanding interests, 33.8% of Tax-Managed Small-Cap Portfolio’s outstanding interests and 18.8% of Tax-Managed Value Portfolio’s outstanding interests. The Fund’s Portfolio of Investments at July 31, 2020 is set forth below.

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

July 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Investments in Affiliated Portfolios — 93.0%

Description		Value
Tax-Managed Growth Portfolio (identified cost, $77,006,995)		$181,908,271
Tax-Managed International Equity Portfolio (identified cost, $30,809,640)		31,151,694
Tax-Managed Multi-Cap Growth Portfolio (identified cost, $31,859,427)		83,513,113
Tax-Managed Small-Cap Portfolio (identified cost, $47,264,260)		53,296,548
Tax-Managed Value Portfolio (identified cost, $88,613,040)		132,443,510

Total Investments in Affiliated Portfolios (identified cost $275,553,362)		$482,313,136

Preferred Stocks — 1.6%

Security	Shares	Value
Banks — 0.4%
Texas Capital Bancshares, Inc., 6.50%	17,338	$446,627
Wells Fargo & Co., Series L, 7.50% (Convertible)	1,194	1,613,691

		$2,060,318

Electric Utilities — 0.3%
Duke Energy Corp., Series A, 5.75%	27,000	$769,770
SCE Trust III, Series H, 5.75% to 3/15/24(1)	37,000	835,460

		$1,605,230

Equity Real Estate Investment Trusts (REITs) — 0.1%
SITE Centers Corp., Series A, 6.375%	19,000	$435,480
SITE Centers Corp., Series K, 6.25%	6,000	139,500
Vornado Realty Trust, Series K, 5.70%	4,000	96,400

		$671,380

Independent Power and Renewable Electricity Producers — 0.1%
Algonquin Power & Utilities Corp., Series 19-A, 6.20% to 7/1/24(1)	9,950	$267,381

		$267,381

Insurance — 0.3%
American Equity Investment Life Holding Co., Series B, 6.625% to 9/1/25(1)	31,000	$772,830
Athene Holding, Ltd., Series C, 6.375% to 6/30/25(1)	32,000	838,080

		$1,610,910

Oil, Gas & Consumable Fuels — 0.2%
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(1)	59,850	$1,046,777

		$1,046,777

Security	Shares	Value
Pipelines — 0.1%
Energy Transfer Operating, L.P., Series C, 7.375% to 5/15/23(1)	15,000	$272,550
Energy Transfer Operating, L.P., Series E, 7.60% to 5/15/24(1)	8,960	170,419

		$442,969

Real Estate Management & Development — 0.1%
Brookfield Property Partners, L.P., Series A, 5.75%	2,121	$38,178
Brookfield Property Partners, L.P., Series A, 6.50%	14,575	292,229
Brookfield Property Partners, L.P., Series A2, 6.375%	19,390	377,911

		$708,318

Total Preferred Stocks (identified cost $9,039,850)		$8,413,283

Debt Obligations — 4.2%(2)

Security	Principal Amount (000’s omitted)	Value
Banks — 2.1%
Banco Mercantil del Norte S.A./Grand Cayman, 8.375% to 10/14/30(1)(3)(4)	$400	$404,720
Bank of New York Mellon Corp. (The), Series G, 4.70% to 9/20/25(1)(3)	195	211,630
Barclays PLC, 7.75% to 9/15/23(1)(3)	790	805,145
Citigroup, Inc., 5.95% to 1/30/23(1)(3)	330	343,153
Citigroup, Inc., Series M, 6.30% to 5/15/24(1)(3)	940	973,553
Comerica, Inc., 5.625% to 7/1/25(1)(3)	796	851,959
Farm Credit Bank of Texas, Series 3, 6.20% to 6/15/28(1)(3)(4)	473	476,162
HSBC Holdings PLC, 6.375% to 9/17/24(1)(3)	251	249,292
HSBC Holdings PLC, 6.875% to 6/1/21(1)(3)	599	610,762
Huntington Bancshares, Inc., Series F, 5.625% to 7/15/30(1)(3)	395	436,961
JPMorgan Chase & Co., Series X, 6.10% to 10/1/24(1)(3)	1,392	1,468,132
KeyCorp, Series D, 5.00% to 9/15/26(1)(3)	975	975,717
Lloyds Banking Group PLC, 7.50% to 6/27/24(1)(3)	600	634,332
Natwest Group PLC, 6.00% to 12/29/25(1)(3)	229	241,023
Natwest Group PLC, 8.00% to 8/10/25(1)(3)	778	878,922
PNC Financial Services Group, Inc. (The), Series S, 5.00% to 11/1/26(1)(3)	485	507,291
Regions Financial Corp., Series D, 5.75% to 6/15/25(1)(3)	204	217,770
Standard Chartered PLC, 6.00% to 7/26/25(1)(3)(4)	224	227,515
Truist Financial Corp., Series P, 4.95% to 9/1/25(1)(3)	198	211,860
Truist Financial Corp., Series Q, 5.10% to 3/1/30(1)(3)	249	270,787

		$10,996,686

Capital Markets — 0.6%
AerCap Holdings NV, 5.875% to 10/10/24, 10/10/79(1)	$425	$326,572
Charles Schwab Corp. (The), Series G, 5.375% to 6/1/25(1)(3)	651	714,472
Morgan Stanley, Series J, 4.085% to 10/15/20(1)(3)	800	783,594
UBS Group AG, 6.875% to 8/7/25(1)(3)(5)	1,000	1,080,004

		$2,904,642

Security	Principal Amount (000’s omitted)	Value
Diversified Financial Services — 0.1%
Discover Financial Services, Series D, 6.125% to 6/23/25(1)(3)	$327	$348,353

		$348,353

Electric Utilities — 0.3%
Emera, Inc., Series 16-A, 6.75% to 6/15/26, 6/15/76(1)	$450	$500,960
Sempra Energy, 4.875% to 10/15/25(1)(3)	775	804,295
Southern Co. (The), Series B, 5.50% to 3/15/22, 3/15/57(1)	366	376,340

		$1,681,595

Food Products — 0.2%
Land O’ Lakes, Inc., 8.00%(3)(4)	$1,324	$1,310,760

		$1,310,760

Gas Utilities — 0.1%
NiSource, Inc., 5.65% to 6/15/23(1)(3)	$645	$629,191

		$629,191

Insurance — 0.1%
QBE Insurance Group, Ltd., 5.875% to 5/12/25(1)(3)(4)	$694	$728,700

		$728,700

Multi-Utilities — 0.2%
Centerpoint Energy, Inc., Series A, 6.125% to 9/1/23(1)(3)	$900	$894,869

		$894,869

Oil, Gas & Consumable Fuels — 0.4%
DCP Midstream, L.P., Series A, 7.375% to 12/15/22(1)(3)	$925	$683,664
EnLink Midstream Partners, L.P., Series C, 6.00% to 12/15/22(1)(3)	1,422	561,690
Odebrecht Oil & Gas Finance, Ltd., 0.00%(3)(4)	550	1,651
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(1)(3)	1,050	734,738

		$1,981,743

Pipelines — 0.1%
Energy Transfer Operating, L.P., Series B, 6.625% to 2/15/28(1)(3)	$502	$362,316

		$362,316

Total Debt Obligations (identified cost $22,788,603)		$21,838,855

Exchange-Traded Funds — 1.2%

Security	Shares	Value
Equity Funds — 1.2%
iShares Preferred & Income Securities ETF	173,286	$6,269,487

Total Exchange-Traded Funds (identified cost $6,801,018)		$6,269,487

Security	Value
Total Investments — 100.0% (identified cost $314,182,833)	$518,834,761

Other Assets, Less Liabilities — (0.0)%(6)	$(154,138)

Net Assets — 100.0%	$518,680,623

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security converts to variable rate after the indicated fixed-rate coupon period.

(2)	Debt obligations are hybrid instruments, as determined by the investment adviser. These instruments have characteristics of both equity and debt.

(3)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2020, the aggregate value of these securities is $3,149,508 or 0.6% of the Fund’s net assets.

(5)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2020, the aggregate value of these securities is $1,080,004 or 0.2% of the Fund’s net assets.

(6)	Amount is less than (0.05)%.

The Fund did not have any open derivative instruments at July 31, 2020.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments in securities and investments in the Portfolios, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Investments in Affiliated Portfolios	$482,313,136	$—	$—	$482,313,136
Preferred Stocks	8,145,902	267,381	—	8,413,283
Debt Obligations	—	21,838,855	—	21,838,855
Exchange-Traded Funds	6,269,487	—	—	6,269,487
Total Investments	$496,728,525	$22,106,236	$—	$518,834,761

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

A copy of Part F to Form N-PORT (containing a Portfolio of Investments) for each Portfolio at July 31, 2020 is available by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.